Subordinated liabilities - Undated and dated (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 355		£ 308
Dated subordinated liabilities	12,404		16,033
Total subordinated liabilities	£ 12,759	[1]	£ 16,341	£ 18,156

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.